November 16, 2005

Via Facsimile

Geoffrey Ossias

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Sunstone Hotel Investors, Inc.

(Form S-3, File No. 333-129258)

Dear Mr. Ossias:

On behalf of Sunstone Hotel Investors, Inc., we are filing herewith Amendment No. 2 to the Registration Statement on Form S-3 (“Form S-3”) referred to above. Please note that, pursuant to our discussion, we have removed the 599,355 shares of common stock to be acquired by Security Capital Preferred Growth Incorporated on December 29, 2005 from the securities to be registered for sale under the Form S-3.

Please do not hesitate to contact us with any questions.

Best regards,

/s/ ALISON S. RESSLER

Alison S. Ressler

cc:	Jon D. Kline
(Sunstone Hotel Investors, Inc.)

Patrick S. Brown

(Sullivan & Cromwell LLP)